Reconciliation of Carrying Amounts of Major Classes of Assets and Liabilities Classified as Held for Sale in Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Accounts receivable, net	$ 0	$ 655
Assets held for sale		2,697
Total assets held for sale		3,352
Non-current assets:
Property, plant and equipment, net		34,461
Construction in progress		75,869
Land use rights, net		6,820
Other non-current assets		35,754
Total other assets held for sale		152,904
TOTAL ASSETS CLASSIFIED AS HELD FOR SALE		156,256
Current liabilities:
Accrued expenses and other current liabilities		27,644
Total liabilities held for sale		27,644
TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE		$ 27,644